Summary of Significant Accounting Policies - Summary of Fixed Rate Notes Payable (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Carrying Value	$ 291,714,583	$ 292,908,254	$ 274,056,356
Fixed Rate Secured Debt
Debt Instrument [Line Items]
Fair Value	125,000,000	129,200,000	0
Carrying Value	$ 125,505,100	$ 129,341,800	$ 0